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December 1, 2021	Renee E. Laws T +1 617 235 4975 renee.laws@ropesgray.com

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Re:	Brighthouse Funds Trust I (“the Trust”) (File No. 811-10183)

Ladies and Gentlemen:

On behalf of the Trust, electronically transmitted herewith is the Trust’s registration statement on Form N-14 (the “Registration Statement”) relating to the issuance of shares in connection with the reorganization of PanAgora Global Diversified Risk Portfolio into AQR Global Risk Balanced Portfolio (to be renamed PanAgora Global Diversified Risk Portfolio II), each a series of the Trust.

The Registration Statement is proposed to become effective on December 31, 2021 pursuant to Rule 488 under the Securities Act of 1933, as amended. We would greatly appreciate receiving any comments you might have at your earliest convenience.

Please direct any questions you may have with respect to this filing to the undersigned at (617) 235-4975.

Very truly yours,

/s/ Renee E. Laws

Renee E. Laws

cc:	Andrew Gangolf, Esq.
Dina Lee, Esq. Brian D. McCabe, Esq. Jeremy C. Smith, Esq.